Fair values of financial assets and liabilities - Valuation methodology (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets, fair value	£ 208,334	£ 206,939
Financial liabilities, fair value	47,780	51,920
Deposits From Banks [Member]
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	34,777	30,320
Financial liabilities, fair value	34,761	30,322
Deposits from Customers [Member]
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	421,692	418,066
Financial liabilities, fair value	422,277	418,450
Financial liabilities at fair value through profit or loss
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	24,754	30,547
Financial liabilities, fair value	24,754	30,547
Derivative financial instruments
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	23,026	21,373
Financial liabilities, fair value	23,026	21,373
Debt securities in issue
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	97,815	91,168
Financial liabilities, fair value	100,102	93,233
Liabilities arising from non-participating investment contracts
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	14,706	13,853
Financial liabilities, fair value	14,706	13,853
Subordinated Liabilities [Member]
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial liabilities	17,809	17,656
Financial liabilities, fair value	20,200	19,564
Financial assets at fair value through other comprehensive income
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	27,078	24,815
Financial assets, fair value	27,078	24,815
Financial assets at fair value through profit or loss
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	155,108	158,529
Financial assets, fair value	155,108	158,529
Derivative financial instruments
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	26,148	23,595
Financial assets, fair value	26,148	23,595
Loans and Advances to Banks [Member]
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	8,374	6,283
Financial assets, fair value	8,363	6,286
Loans and advances to customers [Member]
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	495,138	484,858
Financial assets, fair value	496,768	484,660
Financial assets at amortised cost
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	508,946	496,379
Financial assets, fair value	510,558	496,190
Debt securities
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets	5,434	5,238
Financial assets, fair value	5,427	5,244
Debt securities | Financial assets at fair value through other comprehensive income
Disclosure of Fair Value Measurement of Financial Assets and Financial Liabilities [Line Items]
Financial assets, fair value	£ 26,506	£ 24,491